Insurance-related accounts - Summary of Changes in Fair Value of Future Insurance Polices (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Beginning balance	¥ 11,078,344	¥ 10,286,666
Ending balance	11,983,335	11,078,344
Future Insurance Policy Benefits And Policyholders Account In Life Insurance [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Beginning balance	536,189	532,191
Included in net income	830	16,475
Included in other comprehensive income	(797)	3,120
Issuances		1,996
Settlements	(28,523)	(17,593)
Ending balance	¥ 507,699	¥ 536,189